Capital structure and financial items - Share capital, Treasury shares and Other reserves - Treasury shares (Details) - DKK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in market value of treasury shares
Beginning of the year	kr 70,746	kr 63,325	kr 57,593
Purchase during the year	24,086	19,447	16,855
Equity at end of period	kr 83,486	kr 70,746	kr 63,325
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	2,310.0	2,350.0
Holding at the end of the year (in shares)	2,280.0	2,310.0	2,350.0
Treasury shares
Changes in market value of treasury shares
Beginning of the year	kr 22,858
Cancellation of treasury shares	(22,050)
Released allocated shares to employees	(1,350)
Purchase during the year	24,086
Value adjustment	4,698
Equity at end of period	kr 28,242	kr 22,858
As % of share capital
Equity, As A Percentage Of Share Capital	1.30%	1.30%
B shares
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	1,773.0	1,813.0
Holding at the end of the year (in shares)	1,743.0	1,773.0	1,813.0
B shares | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	31.1	37.5
Cancellation of treasury shares (in shares)	(30.0)	(40.0)
Transfer regarding restricted stock units (in shares)	(1.8)	(1.1)
Purchase during the year (in shares)	30.8	34.7
Value adjustment (in shares)	0.0	0.0
Holding at the end of the year (in shares)	30.1	31.1	37.5